UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH AND TAX STRATEGY FUND
       NOVEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        36

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income tax to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

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USAA Asset Management Company                 Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                          CHRISTOPHER A. FRONK, CFA, CPA
                                                  JACOB C. WEAVER, CFA, CPA

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o   HOW DID USAA GROWTH AND TAX STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    At the end of the reporting period, the Fund had a total return of 4.17%. This compares to returns of 11.91% for the S&P 500(R) Index (the Index), -2.45% for the Barclays Municipal Bond Index, and 3.64% for the Composite Index.

    As of November 30, 2013, the Fund had a 12-month dividend yield of 2.47%, compared to 1.93% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

o   HOW DID THE FUND'S STRUCTURE AFFECT ITS PERFORMANCE RESULTS?

    In accordance with its investment approach, the Fund sought to keep greater than half of its assets in tax-exempt bonds and tax-exempt money market instruments, passing through tax-free income from those securities to shareholders. USAA Asset Management Company (the Manager) manages the Fund's fixed-income portfolio. The remainder of the Fund is invested in an equity portfolio managed by Northern Trust Investments, Inc. (NTI), which uses a tax-managed

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA GROWTH AND TAX STRATEGY FUND

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    index strategy that seeks to track the return of the S&P 500 Index and at the same time minimize capital gains distributions. In general, the Fund targets an allocation of between 50% to 70% in municipal bonds and money market instruments and 30% to 50% in stocks. During the reporting period, the Fund's allocation to equities increased as a result of the strong performance of the U.S. stock market, leading us to rebalance the Fund during November 2013.

    Because of the Fund's unique structure, it generally has a lower weighting in equities than many other funds in the Lipper peer group. This structure typically adds to the Fund's relative performance during periods in which the stock market is weak, but it tends to hold back relative performance when stocks appreciate, which was the case during the reporting period.

o   HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

    In June 2013, at the beginning of the reporting period, municipal yields increased on fears that the Federal Reserve (the Fed) might start scaling back its quantitative easing asset purchases. Investors, fearful that Fed "tapering" (or reducing) the amount of U.S. Treasuries purchased through a bond-buying program known as "quantitative easing" (or QE 2) would lead to higher interest rates, shifted assets away from bonds. The large amount of redemptions from the municipal market drove down tax-exempt bond prices further, fueling more selling. (Bond prices and yields move inversely.) After the Fed reiterated that any tapering would be data-dependent, municipal prices retraced some of their losses in late June.

    Municipal bond prices resumed their decline in July 2013 as investors sought to divine the Fed's intentions. Yields increased, rising most in the longer maturities. Also in July, the city of Detroit filed for bankruptcy protection. Though widely anticipated, the bankruptcy likely contributed to overall market volatility. By August 2013, it was

    As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    widely believed the Fed would announce a reduction in its asset purchases following its September policy meeting. Instead, the Fed surprised the markets, announcing it would make no changes to its bond-buying programs. The tax-exempt market rallied on the news that the Fed would continue its easy monetary policies at least in the near term. As municipal bond prices stabilized, redemptions slowed. In October and November 2013, the municipal bond market generally moved "sideways," shifting in a narrow range without forming any distinct uptrend or downtrend.

    For the reporting period as a whole, long-term municipal yields increased. The yield on a 30-year AAA-rated municipal, which was 3.24% on May 31, 2013, reached a high of 4.51% on September 6, 2013, and ended the reporting period at 4.10%.

    Tax-exempt supply decreased during the reporting period. Previously, many of the bonds issued were refunding bonds - wherein issuers replaced higher-yielding bonds with debt issued at lower interest rates. However, as yields increased, bond issuance slowed. At the same time, long-term municipal yields were higher than the yields of U.S. Treasuries and comparably rated corporate bonds on an absolute basis (not adjusting for the tax exemption). This was attractive to crossover buyers, who typically do not buy municipal debt but who purchased it opportunistically to take advantage of the attractive yields.

o   WHAT IS THE STATE OF MUNICIPAL CREDIT QUALITY?

    Some state and local governments continue to face budgetary challenges, including the management of their pension obligations, but we are confident they will continue working to maintain fiscal balance. We do not expect a material change in the longstanding debt repayment record of municipal issuers. Though occasional one-off credit problems are likely given the size and diversity of the tax-exempt market, we expect these events to remain the exception, not the rule.

    Diversification does not guarantee a profit or prevent a loss. o Some income may have been subject to state or local taxes but not the alternative minimum tax.

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4  | USAA GROWTH AND TAX STRATEGY FUND

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o   HOW DID THE MUNICIPAL BOND PORTION OF THE FUND PERFORM?

    During the six-month period ended November 30, 2013, the municipal bond portion of the Fund outperformed the Lipper General Municipal Debt Funds average (not a benchmark of the Fund). We maintained our income-oriented, research-driven approach, seeking to maximize tax-free income without taking undue risk. We also continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals.

o   PLEASE DISCUSS THE PERFORMANCE OF THE STOCK MARKET IN GENERAL.

    The U.S. stock market posted double-digit returns during the reporting period, building on the substantial gains it has generated since 2009. The strong rally paused in mid-May 2013 after Fed Chairman Ben Bernanke hinted that the U.S. central bank might begin tapering its quantitative easing asset purchases. Although the market rallied back in July 2013, stocks retreated again in August amid mixed economic data, rising tensions in the Middle East and signs of a Congressional deadlock over the raising of the U.S. debt ceiling. After the Fed's surprise announcement in September 2013 that it would not start scaling back its asset purchases, the equity rally resumed. Stocks continued to advance in October 2013 despite a partial federal government shutdown, which ended as part of an agreement to raise the debt ceiling. In November 2013, the stock market hit new highs on encouraging economic data and comments from Janet Yellen, who has been nominated to succeed Bernanke as Fed Chairman, that the Fed was not yet ready to begin tapering.

    The Index returned 11.91% during the reporting period, with all 10 sectors in the Index generating positive returns. Consumer discretionary, industrials, and health care recorded the largest gains. The utilities and telecommunication services sectors generated the weakest, though still positive, performance.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   HOW DID THE EQUITY PORTION OF THE FUND PERFORM?

    During the reporting period, the equity portion of the Fund provided a positive return close to the 11.91% return of the Index.

    In keeping with investment process, we sought to match the performance of the Index while at the same time seeking to limit capital gains. Generally, we do not invest the equity portfolio in all the stocks of the Index. Instead, we use stock selection as we seek to maintain investment characteristics similar to the Index without sacrificing performance. Our objective is to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, thereby offsetting realized capital gains. This strategy allows the Fund to obtain tax efficient exposure to the equity market.

    During the reporting period, we bought and sold stocks, always mindful of the potential tax impact of the transactions and careful to manage the equity portfolio's "active risk" (the risk the portfolio will not perform in line with the Index because of our efforts to achieve tax efficiency). To help offset realized gains and losses, we used some of the loss carryforwards that we harvested during the bear market from October 2007 through March 2009. A number of these loss carryforwards remained at the end of the reporting period.

    The equity portfolio continued to receive dividend income from its stock holdings. Because of the solid dividend growth of S&P 500 Index-listed companies, the portfolio maintained a dividend yield similar to prior periods even though the equity market appreciated. Meanwhile, because of the strength of the equity rally, the portfolio was slightly hampered by its modest cash position. We maintain the portfolio's small cash position to facilitate the buying and selling of stocks as we seek to maintain risk and return characteristics similar to the Index.

    From all of us, thank you for your continued investment the Fund.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (THE FUND) (Ticker Symbol: USBLX)

--------------------------------------------------------------------------------
                                            11/30/13                5/31/13
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
Net Assets                                $200.6 Million         $188.5 Million
Net Asset Value Per Share                     $16.04                 $15.59

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
5/31/13-11/30/13*         1 Year                5 Years                10 Years
     4.17%                11.49%                 12.20%                  6.01%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
    1 Year                          5 Years                       10 Years
    13.16%                           12.59%                         5.85%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 11/30/13     EXPENSE RATIO AS OF 5/31/13***
--------------------------------------------------------------------------------
              2.25%                                   0.97%
                             (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                       INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        USAA                           BARCLAYS
                     S&P 500       GROWTH & TAX        COMPOSITE       MUNICIPAL
                      INDEX        STRATEGY FUND         INDEX        BOND INDEX
11/30/03           $10,000.00        $10,000.00       $10,000.00      $10,000.00
12/31/03            10,524.45         10,275.13        10,277.40       10,082.80
01/31/04            10,717.62         10,365.69        10,366.15       10,140.56
02/29/04            10,866.59         10,470.19        10,509.33       10,293.17
03/31/04            10,702.65         10,364.47        10,397.73       10,257.32
04/30/04            10,534.64         10,161.24        10,199.79       10,014.40
05/31/04            10,679.21         10,238.33        10,233.81        9,978.09
06/30/04            10,886.86         10,336.16        10,341.04       10,014.40
07/31/04            10,526.54         10,068.24        10,226.07       10,146.19
08/31/04            10,569.12         10,124.65        10,326.97       10,349.52
09/30/04            10,683.59         10,386.50        10,415.31       10,404.46
10/31/04            10,846.80         10,627.55        10,527.11       10,493.99
11/30/04            11,285.68         10,911.14        10,682.97       10,407.43
12/31/04            11,669.72         11,234.38        10,917.20       10,534.53
01/31/05            11,385.27         11,057.88        10,851.33       10,632.98
02/28/05            11,624.87         11,142.29        10,936.40       10,597.61
03/31/05            11,419.01         10,956.28        10,796.17       10,530.77
04/30/05            11,202.45         10,917.70        10,764.14       10,696.84
05/31/05            11,558.89         11,303.49        10,977.69       10,772.44
06/30/05            11,575.30         11,482.28        11,030.86       10,839.28
07/31/05            12,005.76         11,722.78        11,202.87       10,790.29
08/31/05            11,896.22         11,683.99        11,211.02       10,899.23
09/30/05            11,992.57         11,781.52        11,233.89       10,825.82
10/31/05            11,792.65         11,648.96        11,133.48       10,760.08
11/30/05            12,238.67         11,929.66        11,368.26       10,811.73
12/31/05            12,242.87         12,023.76        11,438.70       10,904.71
01/31/06            12,567.10         12,149.35        11,611.38       10,934.13
02/28/06            12,601.20         12,224.71        11,632.42       11,007.54
03/31/06            12,758.05         12,221.86        11,701.19       10,931.63
04/30/06            12,929.36         12,289.29        11,755.34       10,927.87
05/31/06            12,557.24         12,137.57        11,611.12       10,976.55
06/30/06            12,574.26         12,113.12        11,592.10       10,935.23
07/31/06            12,651.83         12,223.47        11,644.57       11,065.30
08/31/06            12,952.85         12,435.69        11,874.42       11,229.49
09/30/06            13,286.65         12,636.81        12,039.24       11,307.60
10/31/06            13,719.61         12,867.50        12,275.53       11,378.50
11/30/06            13,980.50         13,029.84        12,445.50       11,473.36
12/31/06            14,176.61         13,088.75        12,484.43       11,432.82
01/31/07            14,391.01         13,171.64        12,571.01       11,403.55
02/28/07            14,109.54         13,116.38        12,541.22       11,553.81
03/31/07            14,267.35         13,165.26        12,586.49       11,525.32
04/30/07            14,899.33         13,471.21        12,863.34       11,559.45
05/31/07            15,419.24         13,675.18        13,050.19       11,508.26
06/30/07            15,163.08         13,520.35        12,935.69       11,448.63
07/31/07            14,692.95         13,343.06        12,789.14       11,537.38
08/31/07            14,913.20         13,371.05        12,798.80       11,487.60
09/30/07            15,470.93         13,723.95        13,118.53       11,657.59
10/31/07            15,717.03         13,846.06        13,277.00       11,709.55
11/30/07            15,059.95         13,526.68        13,029.65       11,784.21
12/31/07            14,955.47         13,420.34        12,987.59       11,816.93
01/31/08            14,058.42         13,060.70        12,693.57       11,965.94
02/29/08            13,601.72         12,464.45        12,201.85       11,418.10
03/31/08            13,542.99         12,649.14        12,289.57       11,744.46
04/30/08            14,202.57         13,039.96        12,670.10       11,881.88
05/31/08            14,386.53         13,154.34        12,832.11       11,953.73
06/30/08            13,173.70         12,535.86        12,257.53       11,818.81
07/31/08            13,062.96         12,439.80        12,165.98       11,863.73
08/31/08            13,251.91         12,622.31        12,300.09       12,002.56
09/30/08            12,071.07         11,688.12        11,410.91       11,439.70
10/31/08            10,043.76         10,506.72        10,286.20       11,322.94
11/30/08             9,323.07         10,080.64         9,827.08       11,358.94
12/31/08             9,422.27         10,024.55         9,894.19       11,524.54
01/31/09             8,628.10          9,897.29         9,756.70       11,946.37
02/28/09             7,709.40          9,544.86         9,342.55       12,009.14
03/31/09             8,384.71          9,880.10         9,713.56       12,011.33
04/30/09             9,187.20         10,443.27        10,339.71       12,251.28
05/31/09             9,701.07         10,868.11        10,762.42       12,380.88
06/30/09             9,720.31         10,840.53        10,699.69       12,264.90
07/31/09            10,455.53         11,308.83        11,188.10       12,470.10
08/31/09            10,833.02         11,607.74        11,523.86       12,683.29
09/30/09            11,237.26         12,197.51        12,018.42       13,138.46
10/31/09            11,028.50         11,906.38        11,737.55       12,862.66
11/30/09            11,690.03         12,257.75        12,060.91       12,968.94
12/31/09            11,915.83         12,436.15        12,256.27       13,012.77
01/31/10            11,487.17         12,253.86        12,078.45       13,080.54
02/28/10            11,843.01         12,496.91        12,305.82       13,207.33
03/31/10            12,557.68         12,843.13        12,647.16       13,175.71
04/30/10            12,755.93         13,006.21        12,814.29       13,335.84
05/31/10            11,737.36         12,516.95        12,328.61       13,435.85
06/30/10            11,122.93         12,199.30        12,005.80       13,443.84
07/31/10            11,902.24         12,661.40        12,479.51       13,611.47
08/31/10            11,364.92         12,568.98        12,358.49       13,923.11
09/30/10            12,379.18         13,074.78        12,904.67       13,901.35
10/31/10            12,850.20         13,271.31        13,125.17       13,862.85
11/30/10            12,851.85         13,074.78        12,925.24       13,585.65
12/31/10            13,710.75         13,322.39        13,176.56       13,322.37
01/31/11            14,035.72         13,364.06        13,232.23       13,224.23
02/28/11            14,516.57         13,707.79        13,535.85       13,434.76
03/31/11            14,522.34         13,677.65        13,508.16       13,389.99
04/30/11            14,952.43         14,002.56        13,826.76       13,629.79
05/31/11            14,783.17         14,086.41        13,899.94       13,862.69
06/30/11            14,536.75         14,010.52        13,830.79       13,911.06
07/31/11            14,241.15         13,968.32        13,771.13       14,053.03
08/31/11            13,467.54         13,704.57        13,492.53       14,293.45
09/30/11            12,520.79         13,440.14        13,100.02       14,441.21
10/31/11            13,889.23         14,056.37        13,754.56       14,387.52
11/30/11            13,858.53         14,077.62        13,768.43       14,472.51
12/31/11            14,000.29         14,305.85        13,949.90       14,747.84
01/31/12            14,627.72         14,851.55        14,497.63       15,088.90
02/29/12            15,260.25         15,172.55        14,807.22       15,103.77
03/31/12            15,762.46         15,356.65        14,960.75       15,005.63
04/30/12            15,663.52         15,410.46        15,005.20       15,178.75
05/31/12            14,722.13         15,087.61        14,621.83       15,304.75
06/30/12            15,328.71         15,357.69        14,897.49       15,288.31
07/31/12            15,541.61         15,585.13        15,134.89       15,530.61
08/31/12            15,891.65         15,769.25        15,324.23       15,548.30
09/30/12            16,302.32         15,982.89        15,545.14       15,642.21
10/31/12            16,001.31         15,895.79        15,488.11       15,686.35
11/30/12            16,094.13         16,080.88        15,713.78       15,944.77
12/31/12            16,240.83         16,026.46        15,692.01       15,747.71
01/31/13            17,082.02         16,465.54        16,163.06       15,813.29
02/28/13            17,313.91         16,608.24        16,281.40       15,861.19
03/31/13            17,963.24         16,879.57        16,525.85       15,792.79
04/30/13            18,309.33         17,122.44        16,781.28       15,965.90
05/31/13            18,737.62         17,210.75        16,870.54       15,770.88
06/30/13            18,485.99         16,811.96        16,445.97       15,324.31
07/31/13            19,426.64         17,178.40        16,733.32       15,190.33
08/31/13            18,864.01         16,789.75        16,367.62       14,973.54
09/30/13            19,455.57         17,246.50        16,839.64       15,295.83
10/31/13            20,349.90         17,682.41        17,233.73       15,416.66
11/30/13            20,970.04         17,928.30        17,450.31       15,384.89

                                   [END CHART]

                         Data from 11/30/03 to 11/30/13.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged Barclays Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              o TOP 10 INDUSTRIES o
                                 AS OF 11/30/13
                                (% of Net Assets)

Pharmaceuticals ..........................................................  2.9%
Integrated Oil & Gas .....................................................  2.3%
Computer Hardware ........................................................  1.7%
Other Diversified Financial Services .....................................  1.6%
Systems Software .........................................................  1.4%
Aerospace & Defense ......................................................  1.4%
Oil & Gas Exploration & Production .......................................  1.2%
Internet Software & Services .............................................  1.2%
Industrial Conglomerates .................................................  1.2%
Biotechnology ............................................................  1.2%

                           o TOP 5 TAX-EXEMPT BONDS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Lewisville ...............................................................  2.8%
Mashantucket (Western) Pequot Tribe ......................................  1.7%
Oneida County IDA ........................................................  1.6%
Rockport .................................................................  1.5%
MTA ......................................................................  1.5%

                           o TOP 5 BLUE CHIP STOCKS o
                                 AS OF 11/30/13
                                (% of Net Assets)

Apple, Inc. ..............................................................  1.5%
Exxon Mobil Corp. ........................................................  1.3%
Google, Inc. "A" .........................................................  0.9%
Microsoft Corp. ..........................................................  0.9%
General Electric Co. .....................................................  0.8%

You will find a complete list of securities that the Fund owns on pages 12-35.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                     o ASSET ALLOCATION -- 11/30/2013 o

                      [PIE CHART OF ASSET ALLOCATION]

BLUE CHIP STOCKS                                                           48.7%
TAX-EXEMPT BONDS                                                           48.2%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         3.9%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (52.1%)

            TAX-EXEMPT BONDS (48.2%)

            ARIZONA (1.6%)
$   1,000   Pima County IDA                                  5.75%         9/01/2029            $  1,017
    2,250   Univ. Medical Center Corp.                       5.00          7/01/2035               2,240
                                                                                                --------
                                                                                                   3,257
                                                                                                --------
            CALIFORNIA (2.3%)
    2,000   Monterey Peninsula USD (INS)                     5.50          8/01/2034               2,158
    1,000   State                                            5.00          2/01/2043               1,019
    4,435   West Contra Costa USD (INS)                      5.05(a)       8/01/2034               1,344
                                                                                                --------
                                                                                                   4,521
                                                                                                --------
            COLORADO (1.8%)
    1,000   Health Facilities Auth.                          5.00         12/01/2042                 927
    2,000   Regional Transportation District                 5.38          6/01/2031               2,117
      500   Univ. of Colorado Hospital Auth.                 5.00         11/15/2037                 500
                                                                                                --------
                                                                                                   3,544
                                                                                                --------
            CONNECTICUT (1.7%)
    4,958   Mashantucket (Western) Pequot Tribe(b)           7.08(c)       7/01/2031               3,407
                                                                                                --------
            FLORIDA (5.5%)
    1,875   Escambia County Housing Finance Auth. (INS)      5.75          6/01/2031               1,990
    1,000   Jacksonville                                     5.00         10/01/2029               1,044
    2,000   Lee County IDA                                   5.00         11/01/2025               2,167
    1,300   Miami-Dade County                                5.00         10/01/2034               1,337
    3,000   Orlando (INS)                                    5.13         11/01/2027               3,048
    1,505   Tampa-Hillsborough County Expressway Auth.       5.00          7/01/2037               1,525
                                                                                                --------
                                                                                                  11,111
                                                                                                --------
            GEORGIA (0.6%)
    1,000   Fayette County School District (INS)(PRE)        4.95          3/01/2025               1,102
                                                                                                --------
            GUAM (0.9%)
    1,000   Government Waterworks Auth.(d)                   5.50          7/01/2043                 977
      750   International Airport Auth. (INS)                5.50         10/01/2033                 765
                                                                                                --------
                                                                                                   1,742
                                                                                                --------

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            ILLINOIS (1.6%)
$   1,000   Chicago-O'Hare International Airport (INS)       5.25%         1/01/2033            $  1,007
    2,000   Finance Auth.                                    6.00         10/01/2032               2,187
                                                                                                --------
                                                                                                   3,194
                                                                                                --------
            INDIANA (2.7%)
      500   Ball State Univ. of Indiana                      5.00          7/01/2030                 526
    1,250   Finance Auth.                                    5.38         11/01/2032               1,330
      550   Health and Educational Facility Financing Auth.  5.25          2/15/2036                 544
    3,000   Rockport (INS)                                   4.63          6/01/2025               3,106
                                                                                                --------
                                                                                                   5,506
                                                                                                --------
            KENTUCKY (0.5%)
    1,000   Economic Dev. Finance Auth. (INS)                6.00         12/01/2033               1,001
                                                                                                --------
            LOUISIANA (2.0%)
      985   Local Government Environmental Facilities and
              Community Dev. Auth. (INS)                     6.55          9/01/2025               1,033
    2,000   Parish of St. John the Baptist                   5.13          6/01/2037               1,986
    1,000   Tobacco Settlement Financing Corp.               5.25          5/15/2035                 981
                                                                                                --------
                                                                                                   4,000
                                                                                                --------
            MASSACHUSETTS (0.5%)
    1,000   Dev. Finance Auth.                               5.25         11/15/2041               1,007
                                                                                                --------
            MICHIGAN (1.5%)
    3,000   Hospital Finance Auth. (INS)                     5.00         11/15/2026               3,045
                                                                                                --------
            MISSOURI (0.7%)
    1,500   Health and Educational Facility Financing Auth.  5.38          2/01/2035               1,500
                                                                                                --------
            NEW JERSEY (2.0%)
    1,000   EDA                                              5.00          6/15/2029                 991
    2,000   EDA                                              5.00          9/01/2033               2,040
    1,000   Middlesex County Improvement Auth. (PRE)         5.00          8/15/2023               1,035
                                                                                                --------
                                                                                                   4,066
                                                                                                --------
            NEW MEXICO (1.0%)
    1,000   Farmington                                       4.88          4/01/2033                 943
    1,000   Farmington                                       5.90          6/01/2040               1,027
                                                                                                --------
                                                                                                   1,970
                                                                                                --------
            NEW YORK (6.5%)
    1,000   Dormitory Auth.                                  5.50          5/01/2037               1,041
    3,000   MTA                                              5.00         11/15/2030               3,063
    1,000   MTA                                              5.00         11/15/2042               1,010
    1,000   New York City                                    5.25          8/15/2023               1,140

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$   1,500   New York City Housing Dev. Corp. (INS)(PRE)      5.00%         7/01/2025            $  1,613
    2,000   New York City Trust for Cultural Resources       5.00         12/01/2039               2,037
    8,455   Oneida County IDA (INS)                          4.65(a)       7/01/2035               3,148
                                                                                                --------
                                                                                                  13,052
                                                                                                --------
            NORTH CAROLINA (0.5%)
    1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)       4.88          1/15/2032               1,053
                                                                                                --------
            PUERTO RICO (0.4%)
    1,000   Commonwealth (INS)                               5.00          7/01/2035                 850
                                                                                                --------
            RHODE ISLAND (0.1%)
      205   Housing and Mortgage Finance Corp.               6.85         10/01/2024                 205
                                                                                                --------
            SOUTH CAROLINA (1.1%)
    2,000   Piedmont Municipal Power Agency (INS)            5.75          1/01/2034               2,178
                                                                                                --------
            TENNESSEE (0.3%)
    2,000   Knox County Health, Educational and Housing
              Facilities Board                               5.01(a)       1/01/2035                 592
                                                                                                --------
            TEXAS (9.3%)
    2,000   Duncanville ISD (NBGA)                           4.63          2/15/2029               2,037
    2,000   El Paso (INS)                                    4.75          8/15/2033               2,036
    2,000   Hidalgo County Health Services Corp.             5.00          8/15/2026               2,032
    2,000   Houston Utility Systems (INS)(e)                 5.13          5/15/2028               2,034
    5,675   Lewisville (INS)(e)                              5.80          9/01/2025               5,650
    1,500   Manor ISD (NBGA)                                 5.00          8/01/2037               1,583
    1,000   Matagorda County                                 4.00          6/01/2030                 892
    1,500   Public Finance Auth. (INS)                       5.00          2/15/2036               1,401
    1,000   San Leanna Education Facilities Corp.            4.75          6/01/2032                 970
                                                                                                --------
                                                                                                  18,635
                                                                                                --------
            WASHINGTON (1.3%)
    1,500   Economic Dev. Finance Auth. (INS)                5.00          6/01/2038               1,503
    1,000   Vancouver Downtown Redevelopment
              Auth. (INS)(PRE)                               5.00          1/01/2023               1,004
                                                                                                --------
                                                                                                   2,507
                                                                                                --------
            WEST VIRGINIA (0.7%)
    1,500   Pleasants County                                 5.25         10/15/2037               1,453
                                                                                                --------
            WISCONSIN (0.5%)
    1,000   Health and Educational Facility Finance Auth.    5.25          4/15/2035               1,002
                                                                                                --------
            WYOMING (0.6%)
    1,250   Laramie County                                   5.00          5/01/2037               1,244
                                                                                                --------
            Total Tax-Exempt Bonds (cost: $94,895)                                                96,744
                                                                                                --------

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON                                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.9%)

            VARIABLE-RATE DEMAND NOTES (3.8%)

            CALIFORNIA (0.5%)
$   1,000   Victorville Joint Powers Financing Auth.
              (LOC - BNP Paribas)                            1.56%         5/01/2040            $  1,000
                                                                                                --------
            FLORIDA (1.0%)
    2,000   Orange Cnty Health Facilities Auth.
              (LOC - SunTrust Bank)                          0.22          7/01/2027               2,000
                                                                                                --------
            PENNSYLVANIA (2.3%)
    2,000   Emmaus General Auth. (INS)(LIQ)                  0.30         12/01/2028               2,000
    2,650   Luzerne County (INS)(LIQ)                        0.65         11/15/2026               2,650
                                                                                                --------
                                                                                                   4,650
                                                                                                --------
            Total Variable-Rate Demand Notes                                                       7,650
                                                                                                --------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  187,544   State Street Institutional Tax Free Money Market Fund, 0.00%(f)                          188
                                                                                                --------
            Total Tax-Exempt Money Market Instruments (cost: $7,838)                               7,838
                                                                                                --------
            Total Tax-Exempt Securities (cost: $102,733)                                         104,582
                                                                                                --------

            BLUE CHIP STOCKS (48.7%)

            CONSUMER DISCRETIONARY (6.2%)
            -----------------------------
            ADVERTISING (0.1%)
    2,760   Interpublic Group of Companies, Inc.                                                      48
    1,760   Omnicom Group, Inc.                                                                      126
                                                                                                --------
                                                                                                     174
                                                                                                --------
            APPAREL RETAIL (0.3%)
      470   Abercrombie & Fitch Co. "A"                                                               16
    1,680   Gap, Inc.                                                                                 69
    1,450   L Brands, Inc.                                                                            94
    1,000   Ross Stores, Inc.                                                                         77
    4,570   TJX Companies, Inc.                                                                      287
      100   Urban Outfitters, Inc.*                                                                    4
                                                                                                --------
                                                                                                     547
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     1,740   Coach, Inc.                                                                  $    101
       310   Fossil Group, Inc.*                                                                39
     1,080   Michael Kors Holdings Ltd.*                                                        88
       420   PVH Corp.                                                                          56
       420   Ralph Lauren Corp.                                                                 74
       510   VF Corp.                                                                          120
                                                                                          --------
                                                                                               478
                                                                                          --------
             AUTO PARTS & EQUIPMENT (0.2%)
       710   BorgWarner, Inc.                                                                   76
     1,360   Delphi Automotive plc                                                              80
     4,140   Johnson Controls, Inc.                                                            209
                                                                                          --------
                                                                                               365
                                                                                          --------
             AUTOMOBILE MANUFACTURERS (0.3%)
    23,451   Ford Motor Co.                                                                    401
     5,530   General Motors Co.*                                                               214
                                                                                          --------
                                                                                               615
                                                                                          --------
             AUTOMOTIVE RETAIL (0.1%)
       610   AutoNation, Inc.*                                                                  30
       230   AutoZone, Inc.*                                                                   106
     1,390   CarMax, Inc.*                                                                      70
       550   O'Reilly Automotive, Inc.*                                                         69
                                                                                          --------
                                                                                               275
                                                                                          --------
             BROADCASTING (0.2%)
     3,890   CBS Corp. "B"                                                                     228
     1,100   Discovery Communications, Inc. "A"*                                                96
       630   Scripps Networks Interactive "A"                                                   47
                                                                                          --------
                                                                                               371
                                                                                          --------
             CABLE & SATELLITE (0.6%)
       530   Cablevision Systems Corp. "A"                                                       9
    15,902   Comcast Corp. "A"                                                                 793
     3,180   DIRECTV*                                                                          210
     1,899   Time Warner Cable, Inc.                                                           263
                                                                                          --------
                                                                                             1,275
                                                                                          --------
             CASINOS & GAMING (0.0%)
     1,260   International Game Technology                                                      22
       300   Wynn Resorts Ltd.                                                                  50
                                                                                          --------
                                                                                                72
                                                                                          --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
     1,820   Best Buy Co., Inc.                                                           $     74
       830   GameStop Corp. "A"                                                                 40
                                                                                          --------
                                                                                               114
                                                                                          --------
             CONSUMER ELECTRONICS (0.0%)
       680   Garmin Ltd.                                                                        33
       510   Harman International Industries, Inc.                                              41
                                                                                          --------
                                                                                                74
                                                                                          --------
             DEPARTMENT STORES (0.1%)
     2,060   J.C. Penney Co., Inc.*                                                             21
       960   Kohl's Corp.                                                                       53
     2,500   Macy's, Inc.                                                                      133
     1,300   Nordstrom, Inc.                                                                    81
                                                                                          --------
                                                                                               288
                                                                                          --------
             DISTRIBUTORS (0.0%)
     1,110   Genuine Parts Co.                                                                  92
                                                                                          --------
             FOOTWEAR (0.2%)
     4,500   NIKE, Inc. "B"                                                                    356
                                                                                          --------
             GENERAL MERCHANDISE STORES (0.2%)
     1,620   Dollar General Corp.*                                                              92
       940   Dollar Tree, Inc.*                                                                 53
       850   Family Dollar Stores, Inc.                                                         59
     3,690   Target Corp.                                                                      236
                                                                                          --------
                                                                                               440
                                                                                          --------
             HOME FURNISHINGS (0.0%)
       570   Leggett & Platt, Inc.                                                              17
                                                                                          --------
             HOME IMPROVEMENT RETAIL (0.5%)
     8,900   Home Depot, Inc.                                                                  718
     6,390   Lowe's Companies, Inc.                                                            303
                                                                                          --------
                                                                                             1,021
                                                                                          --------
             HOMEBUILDING (0.1%)
     2,180   D.R. Horton, Inc.                                                                  44
       620   Lennar Corp. "A"                                                                   22
     2,360   PulteGroup, Inc.                                                                   44
                                                                                          --------
                                                                                               110
                                                                                          --------
             HOMEFURNISHING RETAIL (0.1%)
     1,480   Bed Bath & Beyond, Inc.*                                                          115
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     2,540   Carnival Corp.                                                               $     92
     1,716   Marriott International, Inc. "A"                                                   81
     1,440   Starwood Hotels & Resorts Worldwide, Inc.                                         107
     1,010   Wyndham Worldwide Corp.                                                            72
                                                                                          --------
                                                                                               352
                                                                                          --------
             HOUSEHOLD APPLIANCES (0.0%)
       520   Whirlpool Corp.                                                                    79
                                                                                          --------
             HOUSEWARES & SPECIALTIES (0.0%)
     2,180   Newell Rubbermaid, Inc.                                                            66
                                                                                          --------
             INTERNET RETAIL (0.7%)
     2,240   Amazon.com, Inc.*                                                                 882
       575   Expedia, Inc.                                                                      36
       340   Netflix, Inc.*                                                                    124
       310   priceline.com, Inc.*                                                              370
       735   TripAdvisor, Inc.                                                                  65
                                                                                          --------
                                                                                             1,477
                                                                                          --------
             LEISURE PRODUCTS (0.1%)
     1,020   Hasbro, Inc.                                                                       55
     1,650   Mattel, Inc.                                                                       76
                                                                                          --------
                                                                                               131
                                                                                          --------
             MOTORCYCLE MANUFACTURERS (0.1%)
     1,600   Harley-Davidson, Inc.                                                             107
                                                                                          --------
             MOVIES & ENTERTAINMENT (0.9%)
     5,703   Time Warner, Inc.                                                                 375
    12,180   Twenty-First Century Fox, Inc. "A"                                                408
     2,750   Viacom, Inc. "B"                                                                  220
    10,105   Walt Disney Co.                                                                   713
                                                                                          --------
                                                                                             1,716
                                                                                          --------
             PUBLISHING (0.1%)
     1,870   Gannett Co., Inc.                                                                  50
     3,045   News Corp. "A"*                                                                    55
                                                                                          --------
                                                                                               105
                                                                                          --------
             RESTAURANTS (0.7%)
       160   Chipotle Mexican Grill, Inc.*                                                      84
       770   Darden Restaurants, Inc.                                                           41
     6,070   McDonald's Corp.                                                                  591
     5,130   Starbucks Corp.                                                                   418
     2,600   Yum! Brands, Inc.                                                                 202
                                                                                          --------
                                                                                             1,336
                                                                                          --------

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     1,670   H&R Block, Inc.                                                              $     47
                                                                                          --------
             SPECIALTY STORES (0.1%)
       470   PetSmart, Inc.                                                                     35
     3,650   Staples, Inc.                                                                      57
       720   Tiffany & Co.                                                                      64
                                                                                          --------
                                                                                               156
                                                                                          --------
             TIRES & RUBBER (0.0%)
     1,400   Goodyear Tire & Rubber Co.                                                         31
                                                                                          --------
             Total Consumer Discretionary                                                   12,402
                                                                                          --------
             CONSUMER STAPLES (4.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     3,750   Archer-Daniels-Midland Co.                                                        151
                                                                                          --------
             BREWERS (0.0%)
     1,000   Molson Coors Brewing Co. "B"                                                       53
                                                                                          --------
             DISTILLERS & VINTNERS (0.1%)
     1,070   Beam, Inc.                                                                         72
       930   Brown-Forman Corp. "B"                                                             70
       980   Constellation Brands, Inc. "A"*                                                    69
                                                                                          --------
                                                                                               211
                                                                                          --------
             DRUG RETAIL (0.4%)
     7,732   CVS Caremark Corp.                                                                518
     5,210   Walgreen Co.                                                                      308
                                                                                          --------
                                                                                               826
                                                                                          --------
             FOOD DISTRIBUTORS (0.1%)
     3,290   Sysco Corp.                                                                       110
                                                                                          --------
             FOOD RETAIL (0.1%)
     2,810   Kroger Co.                                                                        117
     1,460   Safeway, Inc.                                                                      51
     2,140   Whole Foods Market, Inc.                                                          121
                                                                                          --------
                                                                                               289
                                                                                          --------
             HOUSEHOLD PRODUCTS (1.0%)
       690   Clorox Co.                                                                         64
     5,970   Colgate-Palmolive Co.                                                             393
     2,120   Kimberly-Clark Corp.                                                              232
    16,363   Procter & Gamble Co.                                                            1,378
                                                                                          --------
                                                                                             2,067
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             HYPERMARKETS & SUPER CENTERS (0.6%)
     2,550   Costco Wholesale Corp.                                                       $    320
     9,890   Wal-Mart Stores, Inc.                                                             801
                                                                                          --------
                                                                                             1,121
                                                                                          --------
             PACKAGED FOODS & MEAT (0.7%)
       640   Campbell Soup Co.                                                                  25
     2,630   ConAgra Foods, Inc.                                                                87
     4,550   General Mills, Inc.                                                               229
       910   Hershey Co.                                                                        88
        30   Hormel Foods Corp.                                                                  1
       828   J.M. Smucker Co.                                                                   86
     1,080   Kellogg Co.                                                                        66
     3,520   Kraft Foods Group, Inc.                                                           187
     1,040   McCormick & Co., Inc.                                                              72
     1,371   Mead Johnson Nutrition Co.                                                        116
    10,850   Mondelez International, Inc. "A"                                                  364
     1,740   Tyson Foods, Inc. "A"                                                              55
                                                                                          --------
                                                                                             1,376
                                                                                          --------
             PERSONAL PRODUCTS (0.1%)
     2,630   Avon Products, Inc.                                                                47
     1,480   Estee Lauder Companies, Inc. "A"                                                  111
                                                                                          --------
                                                                                               158
                                                                                          --------
             SOFT DRINKS (0.9%)
    23,340   Coca-Cola Co.                                                                     938
     1,630   Coca-Cola Enterprises, Inc.                                                        68
     1,290   Dr. Pepper Snapple Group, Inc.                                                     62
       820   Monster Beverage Corp.*                                                            49
     9,363   PepsiCo, Inc.                                                                     791
                                                                                          --------
                                                                                             1,908
                                                                                          --------
             TOBACCO (0.8%)
    12,190   Altria Group, Inc.                                                                451
     2,275   Lorillard, Inc.                                                                   117
    10,080   Philip Morris International, Inc.                                                 862
     1,870   Reynolds American, Inc.                                                            94
                                                                                          --------
                                                                                             1,524
                                                                                          --------
             Total Consumer Staples                                                          9,794
                                                                                          --------
             ENERGY (5.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
     1,180   CONSOL Energy, Inc.                                                                42
     1,820   Peabody Energy Corp.                                                               33
                                                                                          --------
                                                                                                75
                                                                                          --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (2.3%)
    11,750   Chevron Corp.                                                                $  1,439
    26,753   Exxon Mobil Corp.                                                               2,501
     1,830   Hess Corp.                                                                        148
     5,190   Occidental Petroleum Corp.                                                        493
                                                                                          --------
                                                                                             4,581
                                                                                          --------
             OIL & GAS DRILLING (0.2%)
       120   Diamond Offshore Drilling, Inc.                                                     7
     1,260   Ensco plc "A"                                                                      75
       640   Helmerich & Payne, Inc.                                                            49
     2,100   Nabors Industries Ltd.                                                             35
     1,500   Noble Corp. plc                                                                    57
       660   Rowan Companies plc "A"*                                                           23
     2,050   Transocean Ltd.                                                                   103
                                                                                          --------
                                                                                               349
                                                                                          --------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
     2,707   Baker Hughes, Inc.                                                                154
     1,400   Cameron International Corp.*                                                       78
     1,380   FMC Technologies, Inc.*                                                            66
     5,260   Halliburton Co.                                                                   277
     2,590   National-Oilwell Varco, Inc.                                                      211
     8,042   Schlumberger Ltd.                                                                 711
                                                                                          --------
                                                                                             1,497
                                                                                          --------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     3,020   Anadarko Petroleum Corp.                                                          268
     2,460   Apache Corp.                                                                      225
     2,560   Cabot Oil & Gas Corp.                                                              88
     3,190   Chesapeake Energy Corp.                                                            86
     7,710   ConocoPhillips                                                                    561
     2,350   Denbury Resources, Inc.*                                                           39
     2,320   Devon Energy Corp.                                                                141
     1,600   EOG Resources, Inc.                                                               264
       880   EQT Corp.                                                                          75
     4,260   Marathon Oil Corp.                                                                154
     1,120   Murphy Oil Corp.                                                                   73
       930   Newfield Exploration Co.*                                                          26
     1,940   Noble Energy, Inc.                                                                136
       740   Pioneer Natural Resources Co.                                                     132
     1,030   QEP Resources, Inc.                                                                33
       840   Range Resources Corp.                                                              65
     2,130   Southwestern Energy Co.*                                                           82
     1,383   WPX Energy, Inc.                                                                   26
                                                                                          --------
                                                                                             2,474
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,895   Marathon Petroleum Corp.                                                     $    157
     3,875   Phillips 66                                                                       270
       850   Tesoro Corp.                                                                       50
     3,220   Valero Energy Corp.                                                               147
                                                                                          --------
                                                                                               624
                                                                                          --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     3,858   Kinder Morgan, Inc.                                                               137
     4,060   Spectra Energy Corp.                                                              136
     4,150   Williams Companies, Inc.                                                          146
                                                                                          --------
                                                                                               419
                                                                                          --------
             Total Energy                                                                   10,019
                                                                                          --------
             FINANCIALS (7.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     1,115   Ameriprise Financial, Inc.                                                        121
     6,535   Bank of New York Mellon Corp.                                                     220
       743   BlackRock, Inc.                                                                   225
     2,480   Franklin Resources, Inc.                                                          137
     3,240   Invesco Ltd.                                                                      113
       750   Legg Mason, Inc.                                                                   29
     1,200   Northern Trust Corp.(g)                                                            71
     2,710   State Street Corp.                                                                197
     1,970   T. Rowe Price Group, Inc.                                                         159
                                                                                          --------
                                                                                             1,272
                                                                                          --------
             CONSUMER FINANCE (0.5%)
     5,850   American Express Co.                                                              502
     3,510   Capital One Financial Corp.                                                       251
     3,510   Discover Financial Services                                                       187
     2,650   SLM Corp.                                                                          71
                                                                                          --------
                                                                                             1,011
                                                                                          --------
             DIVERSIFIED BANKS (0.9%)
     1,300   Comerica, Inc.                                                                     59
    11,380   U.S. Bancorp                                                                      446
    29,370   Wells Fargo & Co.                                                               1,293
                                                                                          --------
                                                                                             1,798
                                                                                          --------
             INSURANCE BROKERS (0.1%)
     1,590   Aon plc                                                                           130
     2,820   Marsh & McLennan Companies, Inc.                                                  134
                                                                                          --------
                                                                                               264
                                                                                          --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (0.4%)
     6,470   Charles Schwab Corp.                                                         $    158
     1,825   E*Trade Financial Corp.*                                                           33
     2,540   Goldman Sachs Group, Inc.                                                         429
     8,390   Morgan Stanley                                                                    263
                                                                                          --------
                                                                                               883
                                                                                          --------
             LIFE & HEALTH INSURANCE (0.5%)
     2,830   AFLAC, Inc.                                                                       188
     2,189   Lincoln National Corp.                                                            112
     6,150   MetLife, Inc.                                                                     321
     1,820   Principal Financial Group, Inc.                                                    92
     2,825   Prudential Financial, Inc.                                                        251
       742   Torchmark Corp.                                                                    56
     1,250   Unum Group                                                                         42
                                                                                          --------
                                                                                             1,062
                                                                                          --------
             MULTI-LINE INSURANCE (0.4%)
     8,990   American International Group, Inc.                                                447
       700   Assurant, Inc.                                                                     46
     3,680   Genworth Financial, Inc. "A"*                                                      56
     2,900   Hartford Financial Services Group, Inc.                                           103
     2,116   Loews Corp.                                                                       100
                                                                                          --------
                                                                                               752
                                                                                          --------
             MULTI-SECTOR HOLDINGS (0.7%)
    10,858   Berkshire Hathaway, Inc. "B"*                                                   1,265
     1,810   Leucadia National Corp.                                                            52
                                                                                          --------
                                                                                             1,317
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    65,293   Bank of America Corp.                                                           1,033
    18,481   Citigroup, Inc.                                                                   978
    22,879   JPMorgan Chase & Co.                                                            1,309
                                                                                          --------
                                                                                             3,320
                                                                                          --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
     1,670   ACE Ltd.                                                                          172
     3,040   Allstate Corp.                                                                    165
     1,560   Chubb Corp.                                                                       150
       970   Cincinnati Financial Corp.                                                         51
     2,220   Progressive Corp.                                                                  62
     2,350   Travelers Companies, Inc.                                                         213
     2,680   XL Group plc                                                                       86
                                                                                          --------
                                                                                               899
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             REAL ESTATE SERVICES (0.0%)
     1,990   CBRE Group, Inc. "A"*                                                        $     48
                                                                                          --------
             REGIONAL BANKS (0.5%)
     4,130   BB&T Corp.                                                                        144
     5,810   Fifth Third Bancorp                                                               118
     5,110   Huntington Bancshares, Inc.                                                        47
     6,620   KeyCorp                                                                            84
       660   M&T Bank Corp.                                                                     76
     3,195   PNC Financial Services Group, Inc.                                                246
     9,790   Regions Financial Corp.                                                            95
     3,200   SunTrust Banks, Inc.                                                              116
     1,310   Zions Bancorp                                                                      38
                                                                                          --------
                                                                                               964
                                                                                          --------
             REITs - DIVERSIFIED (0.1%)
     1,238   Vornado Realty Trust                                                              109
                                                                                          --------
             REITs - INDUSTRIAL (0.1%)
     3,383   ProLogis, Inc.                                                                    128
                                                                                          --------
             REITs - OFFICE (0.1%)
     1,050   Boston Properties, Inc.                                                           104
                                                                                          --------
             REITs - RESIDENTIAL (0.1%)
       730   Apartment Investment & Management Co. "A"                                          18
       740   AvalonBay Communities, Inc.                                                        88
     2,215   Equity Residential                                                                114
                                                                                          --------
                                                                                               220
                                                                                          --------
             REITs - RETAIL (0.2%)
     2,670   Kimco Realty Corp.                                                                 55
       850   Macerich Co.                                                                       49
     2,004   Simon Property Group, Inc.                                                        300
                                                                                          --------
                                                                                               404
                                                                                          --------
             REITs - SPECIALIZED (0.4%)
     2,420   American Tower Corp.                                                              188
     1,950   HCP, Inc.                                                                          72
     1,750   Health Care REIT, Inc.                                                             98
     4,342   Host Hotels & Resorts, Inc.                                                        80
       800   Plum Creek Timber Co., Inc.                                                        35
       745   Public Storage                                                                    114
     1,520   Ventas, Inc.                                                                       86
     3,017   Weyerhaeuser Co.                                                                   91
                                                                                          --------
                                                                                               764
                                                                                          --------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.3%)
     1,850   CME Group, Inc.                                                              $    152
       599   IntercontinentalExchange Group, Inc.*                                             128
     1,920   McGraw Hill Financial, Inc.                                                       143
     1,370   Moody's Corp.                                                                     102
       840   NASDAQ OMX Group, Inc.                                                             33
                                                                                          --------
                                                                                               558
                                                                                          --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     3,630   Hudson City Bancorp, Inc.                                                          34
     1,500   People's United Financial, Inc.                                                    23
                                                                                          --------
                                                                                                57
                                                                                          --------
             Total Financials                                                               15,934
                                                                                          --------
             HEALTH CARE (6.4%)
             ------------------
             BIOTECHNOLOGY (1.2%)
     1,190   Alexion Pharmaceuticals, Inc.*                                                    148
     4,740   Amgen, Inc.                                                                       541
     1,460   Biogen Idec, Inc.*                                                                425
     2,500   Celgene Corp.*                                                                    404
     9,310   Gilead Sciences, Inc.*                                                            697
       470   Regeneron Pharmaceuticals, Inc.*                                                  138
       770   Vertex Pharmaceuticals, Inc.*                                                      53
                                                                                          --------
                                                                                             2,406
                                                                                          --------
             HEALTH CARE DISTRIBUTORS (0.3%)
     1,410   AmerisourceBergen Corp.                                                            99
     2,310   Cardinal Health, Inc.                                                             149
     1,450   McKesson Corp.                                                                    241
       720   Patterson Companies, Inc.                                                          30
                                                                                          --------
                                                                                               519
                                                                                          --------
             HEALTH CARE EQUIPMENT (1.0%)
     9,330   Abbott Laboratories                                                               356
     3,470   Baxter International, Inc.                                                        238
     1,310   Becton, Dickinson & Co.                                                           142
     8,610   Boston Scientific Corp.*                                                          100
       600   C.R. Bard, Inc.                                                                    83
     1,315   CareFusion Corp.*                                                                  52
     2,600   Covidien plc                                                                      177
       440   Edwards Lifesciences Corp.*                                                        29
       230   Intuitive Surgical, Inc.*                                                          87
     6,050   Medtronic, Inc.                                                                   347
     1,630   St. Jude Medical, Inc.                                                             95

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
     1,770   Stryker Corp.                                                                $    132
       830   Varian Medical Systems, Inc.*                                                      65
     1,130   Zimmer Holdings, Inc.                                                             103
                                                                                          --------
                                                                                             2,006
                                                                                          --------
             HEALTH CARE FACILITIES (0.0%)
       817   Tenet Healthcare Corp.*                                                            35
                                                                                          --------
             HEALTH CARE SERVICES (0.2%)
     1,140   DaVita HealthCare Partners, Inc.*                                                  68
     4,819   Express Scripts Holdings Co.*                                                     324
       615   Laboratory Corp. of America Holdings*                                              63
       600   Quest Diagnostics, Inc.                                                            37
                                                                                          --------
                                                                                               492
                                                                                          --------
             HEALTH CARE SUPPLIES (0.0%)
     1,150   DENTSPLY International, Inc.                                                       55
                                                                                          --------
             HEALTH CARE TECHNOLOGY (0.0%)
     1,720   Cerner Corp.*                                                                      99
                                                                                          --------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
     2,000   Agilent Technologies, Inc.                                                        107
     1,039   Life Technologies Corp.*                                                           78
       680   PerkinElmer, Inc.                                                                  26
     2,200   Thermo Fisher Scientific, Inc.                                                    222
       690   Waters Corp.*                                                                      69
                                                                                          --------
                                                                                               502
                                                                                          --------
             MANAGED HEALTH CARE (0.5%)
     2,124   Aetna, Inc.                                                                       146
     1,490   Cigna Corp.                                                                       130
     1,000   Humana, Inc.                                                                      104
     6,400   UnitedHealth Group, Inc.                                                          477
     1,810   WellPoint, Inc.                                                                   168
                                                                                          --------
                                                                                             1,025
                                                                                          --------
             PHARMACEUTICALS (2.9%)
     9,330   AbbVie, Inc.                                                                      452
     1,050   Actavis plc*                                                                      171
     1,800   Allergan, Inc.                                                                    175
    10,006   Bristol-Myers Squibb Co.                                                          514
     5,890   Eli Lilly and Co.                                                                 296
     1,600   Forest Laboratories, Inc.*                                                         82
       910   Hospira, Inc.*                                                                     36
    16,790   Johnson & Johnson                                                               1,589
    17,943   Merck & Co., Inc.                                                                 894

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
     2,340   Mylan, Inc.*                                                                 $    103
       460   Perrigo Co.                                                                        72
    40,363   Pfizer, Inc.                                                                    1,281
     3,014   Zoetis, Inc.                                                                       94
                                                                                          --------
                                                                                             5,759
                                                                                          --------
             Total Health Care                                                              12,898
                                                                                          --------
             INDUSTRIALS (5.3%)
             ------------------
             AEROSPACE & DEFENSE (1.4%)
     4,340   Boeing Co.                                                                        583
     2,040   General Dynamics Corp.                                                            187
     4,610   Honeywell International, Inc.                                                     408
        90   L-3 Communications Holdings, Inc.                                                   9
     1,690   Lockheed Martin Corp.                                                             240
     1,200   Northrop Grumman Corp.                                                            135
     1,010   Precision Castparts Corp.                                                         261
     1,635   Raytheon Co.                                                                      145
     1,090   Rockwell Collins, Inc.                                                             79
     2,070   Textron, Inc.                                                                      69
     5,410   United Technologies Corp.                                                         600
                                                                                          --------
                                                                                             2,716
                                                                                          --------
             AIR FREIGHT & LOGISTICS (0.4%)
       990   C.H. Robinson Worldwide, Inc.                                                      58
     1,300   Expeditors International of Washington, Inc.                                       57
     1,690   FedEx Corp.                                                                       234
     4,310   United Parcel Service, Inc. "B"                                                   441
                                                                                          --------
                                                                                               790
                                                                                          --------
             AIRLINES (0.1%)
     5,220   Delta Air Lines, Inc.                                                             151
     4,410   Southwest Airlines Co.                                                             82
                                                                                          --------
                                                                                               233
                                                                                          --------
             BUILDING PRODUCTS (0.0%)
     2,100   Masco Corp.                                                                        47
                                                                                          --------
             CONSTRUCTION & ENGINEERING (0.1%)
     1,020   Fluor Corp.                                                                        79
       640   Jacobs Engineering Group, Inc.*                                                    38
     1,140   Quanta Services, Inc.*                                                             34
                                                                                          --------
                                                                                               151
                                                                                          --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     3,795   Caterpillar, Inc.                                                                 321
       960   Cummins, Inc.                                                                     127

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
     2,480   Deere & Co.                                                                  $    209
       290   Joy Global, Inc.                                                                   16
     2,302   PACCAR, Inc.                                                                      132
                                                                                          --------
                                                                                               805
                                                                                          --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
       670   Cintas Corp.                                                                       37
     1,020   Iron Mountain, Inc.                                                                29
                                                                                          --------
                                                                                                66
                                                                                          --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       470   AMETEK, Inc.                                                                       23
     3,117   Eaton Corp. plc                                                                   227
     4,350   Emerson Electric Co.                                                              292
       980   Rockwell Automation, Inc.                                                         111
       510   Roper Industries, Inc.                                                             66
                                                                                          --------
                                                                                               719
                                                                                          --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,236   Republic Services, Inc.                                                            78
       480   Stericycle, Inc.*                                                                  56
     2,205   Waste Management, Inc.                                                            101
                                                                                          --------
                                                                                               235
                                                                                          --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       750   Robert Half International, Inc.                                                    29
                                                                                          --------
             INDUSTRIAL CONGLOMERATES (1.2%)
     3,910   3M Co.                                                                            522
     3,670   Danaher Corp.                                                                     275
    61,890   General Electric Co.                                                            1,650
                                                                                          --------
                                                                                             2,447
                                                                                          --------
             INDUSTRIAL MACHINERY (0.4%)
     1,320   Dover Corp.                                                                       120
     1,310   Flowserve Corp.                                                                    94
     2,480   Illinois Tool Works, Inc.                                                         197
     1,840   Ingersoll-Rand plc                                                                131
       850   Pall Corp.                                                                         71
       940   Parker-Hannifin Corp.                                                             111
       558   Pentair Ltd.                                                                       40
       983   Stanley Black & Decker, Inc.                                                       80
     1,040   Xylem, Inc.                                                                        36
                                                                                          --------
                                                                                               880
                                                                                          --------
             OFFICE SERVICES & SUPPLIES (0.0%)
     1,260   Pitney Bowes, Inc.                                                                 29
                                                                                          --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             RAILROADS (0.5%)
     7,340   CSX Corp.                                                                    $    200
       310   Kansas City Southern                                                               38
     1,610   Norfolk Southern Corp.                                                            141
     3,160   Union Pacific Corp.                                                               512
                                                                                          --------
                                                                                               891
                                                                                          --------
             RESEARCH & CONSULTING SERVICES (0.1%)
       240   Dun & Bradstreet Corp.                                                             28
       720   Equifax, Inc.                                                                      49
     1,370   Nielsen Holdings N.V.                                                              59
                                                                                          --------
                                                                                               136
                                                                                          --------
             SECURITY & ALARM SERVICES (0.1%)
       760   ADT Corp.                                                                          31
     2,160   Tyco International Ltd.                                                            82
                                                                                          --------
                                                                                               113
                                                                                          --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
     1,860   Fastenal Co.                                                                       86
       480   W.W. Grainger, Inc.                                                               124
                                                                                          --------
                                                                                               210
                                                                                          --------
             TRUCKING (0.0%)
       360   Ryder System, Inc.                                                                 25
                                                                                          --------
             Total Industrials                                                              10,522
                                                                                          --------
             INFORMATION TECHNOLOGY (8.7%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
     2,900   Adobe Systems, Inc.*                                                              165
     1,380   Autodesk, Inc.*                                                                    62
     1,240   Citrix Systems, Inc.*                                                              73
     1,640   Intuit, Inc.                                                                      122
     3,320   Salesforce.com, Inc.*                                                             173
                                                                                          --------
                                                                                               595
                                                                                          --------
             COMMUNICATIONS EQUIPMENT (0.9%)
    32,365   Cisco Systems, Inc.                                                               688
       170   F5 Networks, Inc.*                                                                 14
       790   Harris Corp.                                                                       51
     1,770   JDS Uniphase Corp.*                                                                21
     3,200   Juniper Networks, Inc.*                                                            65
     1,775   Motorola Solutions, Inc.                                                          117
    10,370   QUALCOMM, Inc.                                                                    763
                                                                                          --------
                                                                                             1,719
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMPUTER HARDWARE (1.7%)
     5,530   Apple, Inc.                                                                  $  3,075
    11,880   Hewlett-Packard Co.                                                               325
                                                                                          --------
                                                                                             3,400
                                                                                          --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
    12,490   EMC Corp.                                                                         298
     2,010   NetApp, Inc.                                                                       83
     1,590   SanDisk Corp.                                                                     108
     1,910   Seagate Technology plc                                                             94
     1,370   Western Digital Corp.                                                             103
                                                                                          --------
                                                                                               686
                                                                                          --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
     2,960   Automatic Data Processing, Inc.                                                   237
       900   Computer Sciences Corp.                                                            47
     1,230   Fidelity National Information Services, Inc.                                       62
       850   Fiserv, Inc.*                                                                      94
       610   MasterCard, Inc. "A"                                                              464
     1,630   Paychex, Inc.                                                                      71
     1,000   Total System Services, Inc.                                                        31
     3,110   Visa, Inc. "A"                                                                    633
     3,345   Western Union Co.                                                                  56
                                                                                          --------
                                                                                             1,695
                                                                                          --------
             ELECTRONIC COMPONENTS (0.1%)
     1,270   Amphenol Corp. "A"                                                                108
     7,670   Corning, Inc.                                                                     131
                                                                                          --------
                                                                                               239
                                                                                          --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       730   FLIR Systems, Inc.                                                                 22
                                                                                          --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     1,520   Jabil Circuit, Inc.                                                                31
     1,060   Molex, Inc.                                                                        41
     2,580   TE Connectivity Ltd.                                                              136
                                                                                          --------
                                                                                               208
                                                                                          --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
     1,990   Electronic Arts, Inc.*                                                             44
                                                                                          --------
             INTERNET SOFTWARE & SERVICES (1.2%)
     1,250   Akamai Technologies, Inc.*                                                         56
     6,960   eBay, Inc.*                                                                       351
     1,690   Google, Inc. "A"*                                                               1,791

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
       760   VeriSign, Inc.*                                                              $     43
     5,760   Yahoo! Inc.*                                                                      213
                                                                                          --------
                                                                                             2,454
                                                                                          --------
             IT CONSULTING & OTHER SERVICES (0.9%)
     3,880   Accenture plc "A"                                                                 301
     2,110   Cognizant Technology Solutions Corp. "A"*                                         198
     6,380   International Business Machines Corp.                                           1,146
     1,005   Teradata Corp.*                                                                    46
                                                                                          --------
                                                                                             1,691
                                                                                          --------
             OFFICE ELECTRONICS (0.0%)
     7,033   Xerox Corp.                                                                        80
                                                                                          --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     6,680   Applied Materials, Inc.                                                           115
       990   KLA-Tencor Corp.                                                                   63
     1,052   Lam Research Corp.*                                                                55
     1,340   Teradyne, Inc.*                                                                    23
                                                                                          --------
                                                                                               256
                                                                                          --------
             SEMICONDUCTORS (0.8%)
     2,050   Altera Corp.                                                                       66
     2,280   Analog Devices, Inc.                                                              110
     3,320   Broadcom Corp. "A"                                                                 89
       370   First Solar, Inc.*                                                                 22
    29,410   Intel Corp.                                                                       701
     1,440   Linear Technology Corp.                                                            61
     3,380   LSI Corp.                                                                          27
     1,370   Microchip Technology, Inc.                                                         59
     5,990   Micron Technology, Inc.*                                                          127
     3,530   NVIDIA Corp.                                                                       55
     6,890   Texas Instruments, Inc.                                                           296
     1,570   Xilinx, Inc.                                                                       70
                                                                                          --------
                                                                                             1,683
                                                                                          --------
             SYSTEMS SOFTWARE (1.4%)
     2,000   CA, Inc.                                                                           66
    45,905   Microsoft Corp.                                                                 1,751
    22,027   Oracle Corp.                                                                      777
     1,150   Red Hat, Inc.*                                                                     54
     3,470   Symantec Corp.                                                                     78
                                                                                          --------
                                                                                             2,726
                                                                                          --------
             Total Information Technology                                                   17,498
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
     6,220   Alcoa, Inc.                                                                  $     60
                                                                                          --------
             COMMODITY CHEMICALS (0.1%)
     2,200   LyondellBasell Industries N.V. "A"                                                170
                                                                                          --------
             CONSTRUCTION MATERIALS (0.0%)
       760   Vulcan Materials Co.                                                               43
                                                                                          --------
             DIVERSIFIED CHEMICALS (0.4%)
     7,240   Dow Chemical Co.                                                                  283
     5,730   E.I. du Pont de Nemours & Co.                                                     352
       940   Eastman Chemical Co.                                                               72
       370   FMC Corp.                                                                          27
                                                                                          --------
                                                                                               734
                                                                                          --------
             DIVERSIFIED METALS & MINING (0.1%)
     6,562   Freeport-McMoRan Copper & Gold, Inc.                                              228
                                                                                          --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
       410   CF Industries Holdings, Inc.                                                       89
     3,230   Monsanto Co.                                                                      366
     2,070   Mosaic Co.                                                                         99
                                                                                          --------
                                                                                               554
                                                                                          --------
             GOLD (0.0%)
     2,220   Newmont Mining Corp.                                                               55
                                                                                          --------
             INDUSTRIAL GASES (0.2%)
     1,235   Air Products & Chemicals, Inc.                                                    134
       170   Airgas, Inc.                                                                       19
     2,150   Praxair, Inc.                                                                     271
                                                                                          --------
                                                                                               424
                                                                                          --------
             METAL & GLASS CONTAINERS (0.1%)
     1,380   Ball Corp.                                                                         69
       950   Owens-Illinois, Inc.*                                                              31
                                                                                          --------
                                                                                               100
                                                                                          --------
             PAPER PACKAGING (0.0%)
       660   Avery Dennison Corp.                                                               32
       140   Bemis Co., Inc.                                                                     6
     1,340   Sealed Air Corp.                                                                   43
                                                                                          --------
                                                                                                81
                                                                                          --------

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.1%)
     3,430   International Paper Co.                                                      $    160
     1,340   MeadWestvaco Corp.                                                                 47
                                                                                          --------
                                                                                               207
                                                                                          --------
             SPECIALTY CHEMICALS (0.3%)
     1,660   Ecolab, Inc.                                                                      178
       570   International Flavors & Fragrances, Inc.                                           50
       820   PPG Industries, Inc.                                                              151
       520   Sherwin-Williams Co.                                                               95
       950   Sigma-Aldrich Corp.                                                                82
                                                                                          --------
                                                                                               556
                                                                                          --------
             STEEL (0.1%)
       420   Allegheny Technologies, Inc.                                                       14
     1,040   Cliffs Natural Resources, Inc.                                                     26
     1,860   Nucor Corp.                                                                        95
       840   United States Steel Corp.                                                          23
                                                                                          --------
                                                                                               158
                                                                                          --------
             Total Materials                                                                 3,370
                                                                                          --------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    32,280   AT&T, Inc.                                                                      1,137
     3,801   CenturyLink, Inc.                                                                 117
     6,099   Frontier Communications Corp.                                                      28
    16,925   Verizon Communications, Inc.                                                      840
     3,606   Windstream Holdings, Inc.                                                          29
                                                                                          --------
                                                                                             2,151
                                                                                          --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,000   Crown Castle International Corp.*                                                 148
                                                                                          --------
             Total Telecommunication Services                                                2,299
                                                                                          --------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
     2,820   American Electric Power Co., Inc.                                                 133
     4,432   Duke Energy Corp.                                                                 310
     1,730   Edison International                                                               80
       990   Entergy Corp.                                                                      61
     3,608   Exelon Corp.                                                                       97
     1,960   FirstEnergy Corp.                                                                  64
     3,140   NextEra Energy, Inc.                                                              266
     1,920   Northeast Utilities                                                                79

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
     1,750   Pepco Holdings, Inc.                                                         $     33
       850   Pinnacle West Capital Corp.                                                        45
     3,500   PPL Corp.                                                                         108
     5,390   Southern Co.                                                                      219
     2,990   Xcel Energy, Inc.                                                                  84
                                                                                          --------
                                                                                             1,579
                                                                                          --------
             GAS UTILITIES (0.1%)
       650   AGL Resources, Inc.                                                                30
     1,260   ONEOK, Inc.                                                                        73
                                                                                          --------
                                                                                               103
                                                                                          --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     3,900   AES Corp.                                                                          57
     1,620   NRG Energy, Inc.                                                                   43
                                                                                          --------
                                                                                               100
                                                                                          --------
             MULTI-UTILITIES (0.5%)
     1,840   Ameren Corp.                                                                       66
     2,760   CenterPoint Energy, Inc.                                                           65
     1,560   CMS Energy Corp.                                                                   41
     1,480   Consolidated Edison, Inc.                                                          82
     3,370   Dominion Resources, Inc.                                                          219
       920   DTE Energy Co.                                                                     61
       601   Integrys Energy Group, Inc.                                                        32
     2,170   NiSource, Inc.                                                                     69
     2,420   PG&E Corp.                                                                         98
     3,040   Public Service Enterprise Group, Inc.                                              99
       880   SCANA Corp.                                                                        41
     1,410   Sempra Energy                                                                     125
     1,670   TECO Energy, Inc.                                                                  28
     1,740   Wisconsin Energy Corp.                                                             73
                                                                                          --------
                                                                                             1,099
                                                                                          --------
             Total Utilities                                                                 2,881
                                                                                          --------
             Total Blue Chip Stocks (cost: $45,845)                                         97,617
                                                                                          --------

             TOTAL INVESTMENTS (COST: $148,578)                                           $202,199
                                                                                          ========

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                            $     -            $ 96,744             $-        $ 96,744

Tax-Exempt Money
  Market Instruments:
  Variable-Rate Demand Notes                      -               7,650              -           7,650
  Money Market Funds                            188                   -              -             188

Blue Chip Stocks                             97,617                   -              -          97,617
------------------------------------------------------------------------------------------------------
Total                                       $97,805            $104,394             $-        $202,199
------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

            Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by JPMorgan Chase Bank, N.A. or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA     Economic Development Authority
    IDA     Industrial Development Authority/Agency
    ISD     Independent School District
    MTA     Metropolitan Transportation Authority
    PRE     Prerefunded to a date prior to maturity
    REIT    Real estate investment trust
    USD     Unified School District

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (c) A portion of the coupon is payable in kind (PIK) 7.08% (5.03% cash, 2.05% PIK).

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

    (d) At November 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $977,000.

    (e) At November 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

    (g) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $148,578)        $202,199
   Cash                                                                      108
   Receivables:
      Capital shares sold                                                     86
      Dividends and interest                                               1,536
                                                                        --------
         Total assets                                                    203,929
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 2,983
      Capital shares redeemed                                                235
   Accrued management fees                                                    88
   Accrued transfer agent's fees                                               3
   Other accrued expenses and payables                                        49
                                                                        --------
         Total liabilities                                                 3,358
                                                                        --------
            Net assets applicable to capital shares outstanding         $200,571
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $162,022
   Accumulated undistributed net investment income                           959
   Accumulated net realized loss on investments                          (16,031)
   Net unrealized appreciation of investments                             53,621
                                                                        --------
            Net assets applicable to capital shares outstanding         $200,571
                                                                        ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        12,504
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  16.04
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $   983
   Interest                                                                2,424
                                                                         -------
      Total income                                                         3,407
                                                                         -------
EXPENSES
   Management fees                                                           516
   Administration and servicing fees                                         144
   Transfer agent's fees                                                      95
   Custody and accounting fees                                                53
   Postage                                                                     5
   Shareholder reporting fees                                                 12
   Trustees' fees                                                              7
   Registration fees                                                          17
   Professional fees                                                          35
   Other                                                                       4
                                                                         -------
      Total expenses                                                         888
                                                                         -------
NET INVESTMENT INCOME                                                      2,519
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                      (1,687)
   Change in net unrealized appreciation/depreciation                      7,158
                                                                         -------
      Net realized and unrealized gain                                     5,471
                                                                         -------
   Increase in net assets resulting from operations                      $ 7,990
                                                                         =======

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

------------------------------------------------------------------------------------------
                                                             11/30/2013          5/31/2013
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $  2,519           $  4,372
   Net realized gain (loss) on investments                       (1,687)               517
   Change in net unrealized appreciation/depreciation
      of investments                                              7,158             17,947
                                                               ---------------------------
      Increase in net assets resulting from operations            7,990             22,836
                                                               ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (2,328)            (4,369)
                                                               ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     15,908             23,183
   Reinvested dividends                                           2,185              4,108
   Cost of shares redeemed                                      (11,645)           (20,015)
                                                               ---------------------------
      Increase in net assets from capital
         share transactions                                       6,448              7,276
                                                               ---------------------------
   Net increase in net assets                                    12,110             25,743
NET ASSETS
   Beginning of period                                          188,461            162,718
                                                               ---------------------------
   End of period                                               $200,571           $188,461
                                                               ===========================
Accumulated undistributed net investment income:
   End of period                                               $    959           $    768
                                                               ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    1,025              1,549
   Shares issued for dividends reinvested                           143                281
   Shares redeemed                                                 (752)            (1,352)
                                                               ---------------------------
      Increase in shares outstanding                                416                478
                                                               ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

         consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note 1A4, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $982,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $14,267,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryforwards will expire between 2017 and 2018, as

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
EXPIRES                        BALANCE
-------                      -----------
2017                         $ 2,735,000
2018                          11,532,000
                             -----------
                  Total      $14,267,000
                             ===========

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $12,129,000 and $4,935,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $54,881,000 and $1,260,000, respectively, resulting in net unrealized appreciation of $53,621,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

The performance adjustment is calculated monthly by comparing the Fund's performance to a composite index comprised of 51% of the Lipper General Municipal Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Bond Funds category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Fund category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $516,000, which included a 0.04% performance adjustment of $37,000.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, Inc. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to NTI, of $77,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $144,000.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $95,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                             YEAR ENDED MAY 31,
                                     ----------------------------------------------------------------------------------
                                         2013          2013           2012           2011            2010          2009
                                     ----------------------------------------------------------------------------------
Net asset value at
  beginning of period                $  15.59      $  14.02       $  13.44       $  12.28        $  11.00      $  13.80
                                     ----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .20           .37            .36            .35             .37           .40
  Net realized and
    unrealized gain (loss)                .44          1.57            .57           1.16            1.28         (2.80)
                                     ----------------------------------------------------------------------------------
Total from investment
  operations                              .64          1.94            .93           1.51            1.65         (2.40)
                                     ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.19)         (.37)          (.35)          (.35)           (.37)         (.40)
                                     ----------------------------------------------------------------------------------
  Net asset value at
    end of period                    $  16.04      $  15.59       $  14.02       $  13.44        $  12.28      $  11.00
                                     ==================================================================================
Total return (%)*                        4.17         14.07           7.11          12.54           15.17(a)     (17.38)
Net assets at end
  of period (000)                    $200,571      $188,461       $162,718       $154,493        $144,251      $132,807
Ratios to average
  net assets:**
  Expenses (%)(b)                         .93(c)        .96            .98            .93             .88(a)        .90
  Net investment
    income (%)                           2.63(c)       2.51           2.65           2.73            3.08          3.46
Portfolio turnover (%)                      3             5              8             19              18            25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $191,338,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                         BEGINNING              ENDING           DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE       JUNE 1, 2013 -
                                        JUNE 1, 2013      NOVEMBER 30, 2013    NOVEMBER 30, 2013
                                      -----------------------------------------------------------
Actual                                   $1,000.00            $1,041.70               $4.76

Hypothetical
 (5% return before expenses)              1,000.00             1,020.41                4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.17% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   27801-0114                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.